Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2025
EQ Core Plus Bond Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EQ/Core Plus Bond Portfolio — Class IA, Class IB and Class K Shares
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks to achieve high total return through a combination of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees <br/>(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 125% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	125.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the Expense Limitation Arrangement is not renewed. This Example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and PerformancePrincipal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of U.S. and foreign bonds or other debt securities of varying maturities and other instruments that provide investment exposure to such debt securities, including forwards or derivatives such as options, futures contracts or swap agreements. Under normal circumstances, the Portfolio invests primarily in a diversified mix of U.S. dollar-denominated investment grade fixed income securities, particularly U.S. government securities, corporate securities and mortgage- and asset-backed securities. The Portfolio may invest in securities of any maturity. Under normal circumstances, it is expected that the average portfolio duration of the Portfolio will be within 5 years of the duration of the benchmark. As of December 31, 2024, the average duration of the benchmark, the Bloomberg U.S. Aggregate Bond Index, was 5.90 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates, which may increase the volatility of the security’s value and may lead to losses. As a separate measure, there is no limit on the weighted average maturity of the Portfolio’s fixed income portfolio. The Portfolio may invest in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers, including securities and instruments that are economically tied to emerging market countries. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 40% of its total assets (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity). The Portfolio is expected to maintain an average weighted portfolio quality of BBB- or better, which is considered investment grade, whether composed of rated securities or unrated securities deemed by the portfolio managers to be of comparable quality. The Portfolio may invest in both investment grade securities and high yield securities (“junk bonds”) subject to a maximum of 40% of its total assets in securities rated below investment grade by Standard & Poor’s Global Ratings (“S&P”), Fitch, Inc. (“Fitch”), or Moody’s Investors Service, Inc. (“Moody’s”) or, if unrated, determined by the Adviser or a sub-adviser to be of comparable quality. The below investment grade securities in which the Portfolio invests are generally rated at least CC by S&P or Fitch or at least Ca by Moody’s or, if unrated, determined by the Adviser or a sub-adviser to be of comparable quality. The Portfolio may continue to hold securities that are downgraded below these ratings (or that default) subsequent to purchase. The Portfolio does not normally invest in securities that are in default or have defaulted with respect to the payment of interest or repayment of principal, but may do so depending on market or other conditions. The Portfolio may have exposure to securities rated below CC or Ca, or to securities that are in default or have defaulted, through its investments in certain derivatives described below. The Portfolio may invest, without limitation, in forwards and derivative instruments such as options, futures contracts, structured securities or swap agreements (including total return swaps, credit default swaps and interest rate swaps), and in mortgage- and asset-backed securities, subject to applicable law and any other restrictions described in the Portfolio’s Prospectus or Statement of Additional Information. Derivatives may be used for various investment purposes, including to hedge portfolio risk, to gain exposure or to short individual securities, to earn income and enhance return, and to manage duration. The Portfolio’s investments in derivatives may involve the use of leverage because the Portfolio is not required to invest the full market value of the contract upon entering into the contract but participates in gains and losses on the full contract price. The use of derivatives also may involve the use of leverage because the heightened price sensitivity of some derivatives to market changes may magnify the Portfolio’s gain or loss. The Portfolio’s investments in derivatives may require it to maintain a percentage of its assets in cash and cash equivalent instruments to serve as margin or collateral for the Portfolio’s obligations under derivative transactions. The Portfolio may enter into foreign currency exchange transactions to hedge against currency exposure in its portfolio. The Portfolio may enter into forward currency exchange contracts and other currency derivatives, such as swaps, options and futures, to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a “cross-hedge,” will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Portfolio had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges are intended to protect against losses resulting from a decline in the value of the hedged currency, but will cause the Portfolio to assume the risk of fluctuations in the value of the currency it purchases, and may also limit any potential gain that might result should the value of such hedged currency increase. The Portfolio may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. The Portfolio may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts (such as contracts for derivative instruments) or by using other investment techniques (such as buy backs or dollar rolls). The Portfolio may invest in privately placed and restricted securities (including 144A bonds), collateralized loan obligations, inflation-indexed bonds, convertible bonds, preferred securities, bank loans, and loan participations and assignments. The Portfolio may also invest in zero coupon and pay-in-kind securities. The Portfolio may engage in active and frequent trading to achieve its investment objective. Notwithstanding the foregoing, the Portfolio may receive instruments prohibited or not contemplated herein through the conversion, exchange, reorganization, corporate action or bankruptcy of an otherwise permissible investment. The Portfolio may hold or dispose of these investments at the portfolio managers’ discretion. The Adviser will generally allocate the Portfolio’s assets among three or more Sub-Advisers, each of which manages its portion of the Portfolio using different yet complementary investment strategies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2024, compared to the returns of a broad-based securities market index.Past performance is not an indication of future performance.For periods prior to November 13, 2023, the performance shown below is that of the Portfolio's predecessor, which was managed by the Adviser and had a substantially identical investment objective, policies and strategies as the Portfolio.Effective May 1, 2020, the Portfolio's predecessor was restructured from a fund-of-funds to a fund that invests directly in securities and other instruments and is actively managed by multiple sub-advisers. If the Portfolio had historically been managed using its current investment strategies and policies, the performance of the Portfolio would have been different.From April 18, 2014 through April 30, 2020, the Portfolio's predecessor was managed by the Adviser as a fund-of-funds and pursued its investment objective through investments in underlying proprietary and unaffiliated mutual funds and exchange-traded funds, which incurred their own operating costs and expenses, including management fees payable to their investment advisers. The performance as a fund-of-funds reflected the impact of these operating costs and expenses.The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2024, compared to the returns of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Annual Total Returns — Class IB
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter (% and time period)8.64%2023 4th QuarterWorst quarter (% and time period)-6.72%2022 2nd Quarter
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
EQ Core Plus Bond Portfolio | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Portfolio.
EQ Core Plus Bond Portfolio | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
EQ Core Plus Bond Portfolio | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk — The Portfolio is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect Portfolio performance. Securities markets also may experience long periods of decline in value. The value of a security can be more volatile than the market as a whole and can perform differently from the market as a whole. Any issuer of securities may perform poorly, causing the value of its securities to decline. Poor performance may be caused by a variety of factors, such as poor management decisions; reduced demand for the issuer’s goods or services; competitive pressures; negative perception in the marketplace; loss of major customers; strategic initiatives such as mergers or acquisitions and the market response to any such initiatives; and the historical and prospective earnings of the issuer. The value of a security also may decline due to general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates, changes in interest rates, recessions, or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Even when securities markets perform well, there can be no assurance that the investments held by the Portfolio will increase in value along with the broader market. Changes in the financial condition of (or other event affecting) a single issuer can impact an individual sector or industry, or the securities markets as a whole. The value of a security also may decline due to factors that affect a particular sector or industry, such as tariffs, labor shortages, or increased production costs and competitive conditions within the sector or industry. Geopolitical events, including acts of terrorism, tensions, war or other open conflicts between nations, or political or economic dysfunction within nations that are global economic powers or major oil or other commodities producers, may lead to overall instability in world economies and markets generally and have led, and may in the future lead, to increased market volatility and may have adverse long-term effects. World markets, or those in a particular region, may all react in similar fashion to economic, political or other developments. Events such as environmental and natural disasters or other catastrophes, public health crises (such as epidemics and pandemics), social unrest, and cybersecurity incidents, and governments’ reactions (or failure to react) to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy. Impacts from climate change may include significant risks to global financial assets and economic growth. The extent and duration of such events and resulting market disruptions could be substantial and could magnify the impact of other risks to the Portfolio. The value and liquidity of the Portfolio’s investments may be negatively affected by developments in other countries and regions, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries or regions directly affected. Changes in government or central bank policies, changes in existing laws and regulations, and political, diplomatic and other events within the United States and abroad could cause uncertainty in the markets, may affect investor and consumer confidence, and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt and deficits in the United States and other countries create ongoing systemic and market risks and policymaking uncertainty and may negatively affect economic conditions and the values of markets, sectors and companies in which the Portfolio invests. In addition, markets and market participants are increasingly reliant on information data systems. Inaccurate data, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. Furthermore, impacts from the rapidly growing use of artificial intelligence technologies, including by market participants, may include significant risks to global financial markets.
EQ Core Plus Bond Portfolio | Interest Rate Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk — Changes in interest rates may affect the yield, liquidity and value of investments in debt securities or other income-producing securities. Changes in interest rates also may affect the value of other securities. When interest rates rise, the value of the Portfolio’s debt securities generally declines. Conversely, when interest rates decline, the value of the Portfolio’s debt securities generally rises. Typically, the longer the maturity (i.e., the term of a debt security) or duration (i.e., a measure of the sensitivity of a debt security to changes in market interest rates, based on the entire cash flow associated with the security) of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the sensitivity of the Portfolio’s debt securities to interest rate risk will increase the greater the duration of those securities. Changes in government or central bank monetary policy may have a substantial and immediate impact on interest rates, which could result in losses to the Portfolio.
EQ Core Plus Bond Portfolio | Credit Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit Risk — The Portfolio is subject to the risk that the issuer or guarantor of a fixed income security, or the counterparty to a transaction, is unable or unwilling, or is perceived as unable or unwilling, to make timely interest or principal payments or otherwise honor its obligations, or defaults completely, which may cause the Portfolio’s holdings to lose value. The downgrade of a security’s credit rating may decrease its value. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity. The credit quality of a security can deteriorate suddenly and rapidly. The Portfolio may experience a significant or complete loss on a fixed income security or a transaction.
EQ Core Plus Bond Portfolio | Mortgage-Related and Other Asset-Backed Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mortgage-Related and Other Asset-Backed Securities Risk — Declines in the credit quality of and defaults by the issuers of mortgage-related and other asset-backed securities or instability in the markets for such securities may decrease the value of such securities, which could result in losses to the Portfolio, and may reduce the liquidity of such securities and make such securities more difficult to purchase or sell at an advantageous time and price. In addition, borrowers may default on the obligations that underlie mortgage-related and other asset-backed securities. The risk of defaults by borrowers generally is greater during times of rising interest rates and/or unemployment rates. The impairment (or loss) of the value of collateral or other assets underlying mortgage-related and other asset-backed securities will result in a reduction in the value of the securities. Certain collateral may be difficult to locate in the event of default, or may be lost, and recoveries of depreciated or damaged collateral may not fully cover payments due on such collateral. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk. Furthermore, mortgage-related and other asset-backed securities typically provide the issuer with the right to prepay the security prior to maturity. During periods of rising interest rates, the rate of prepayments tends to decrease because borrowers are less likely to prepay debt (such as mortgage debt or automobile loans). Slower than expected payments can extend the average lives of mortgage-related and other asset-backed securities, and this may “lock in” a below market interest rate and increase the security’s duration and interest rate sensitivity, which may increase the volatility of the security’s value and may lead to losses. During periods of falling interest rates, the rate of prepayments tends to increase because borrowers are more likely to pay off debt and refinance at the lower interest rates then available. Unscheduled prepayments shorten the average lives of mortgage-related and other asset-backed securities and may result in the Portfolio’s having to reinvest the proceeds of the prepayments at lower interest rates, thereby reducing the Portfolio’s income.
EQ Core Plus Bond Portfolio | Investment Grade Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investment Grade Securities Risk — Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but may have more risk than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may possess certain speculative characteristics.
EQ Core Plus Bond Portfolio | Non-Investment Grade Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-Investment Grade Securities Risk — Bonds rated below BBB by Standard & Poor’s Global Ratings or Fitch Ratings, Ltd., or below Baa by Moody’s Investors Service, Inc. (or, if unrated, determined by the investment manager to be of comparable quality) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. Non-investment grade bonds, sometimes referred to as “junk bonds,” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The creditworthiness of issuers of non-investment grade debt securities may be more complex to analyze than that of issuers of investment grade debt securities, and reliance on credit ratings may present additional risks.
EQ Core Plus Bond Portfolio | Foreign Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk — Investments in foreign securities, including depositary receipts, involve risks in addition to those associated with investments in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision and regulation than U.S. markets, and it may take more time to clear and settle trades involving foreign securities, which could negatively impact the Portfolio’s investments and cause it to lose money. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices, as well as changes in international trading patterns, trade barriers and other protectionist trade policies (including those of the United States), tariffs, governmental instability, acts of terrorism, war or other open conflicts, or other political, diplomatic or economic actions, also may adversely impact security values. Foreign securities are also subject to the risks associated with the potential imposition of economic or other sanctions against a particular foreign country, its nationals, businesses or industries. World markets, or those in a particular region, may all react in similar fashion to economic, political or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile. Regardless of where a company is organized or its stock is traded, its performance may be significantly affected by events in regions from which it derives its profits or in which it conducts significant operations.
EQ Core Plus Bond Portfolio | Currency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Currency Risk — Investments that are denominated in or that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. In the case of hedging positions, there is the risk that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time.
EQ Core Plus Bond Portfolio | Emerging Markets Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Emerging Markets Risk — The risks associated with investments in emerging market countries often are significant and vary from jurisdiction to jurisdiction and company to company. Investments in emerging market countries are more susceptible to loss than investments in more developed foreign countries and may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in more developed foreign countries. Emerging market countries may be more likely to experience rapid and significant adverse developments in their political or economic structures, intervene in financial markets, restrict foreign investments, impose high withholding or other taxes on foreign investments, impose restrictive exchange control regulations, or nationalize or expropriate the assets of private companies, which may have negative impacts on transaction costs, market price, investment returns, and the legal rights and remedies available to the Portfolio. In addition, the securities markets of emerging market countries generally are smaller, less liquid and more volatile than those of more developed foreign countries, and emerging market countries often have less uniformity in regulatory, accounting, auditing and financial reporting requirements or standards, which may impact the availability and quality of information about issuers, and less reliable clearance and settlement, registration and custodial procedures. Emerging market countries also may be subject to high inflation and rapid currency devaluations, and currency-hedging techniques may be unavailable in certain emerging market countries. In addition, some emerging market countries may be heavily dependent on international trade, which can materially affect their securities markets. Securities of issuers traded on foreign exchanges may be suspended. The likelihood of such suspensions may be higher for securities of issuers in emerging market countries than in countries with more developed markets.
EQ Core Plus Bond Portfolio | European Economic Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	European Economic Risk — The economies of European Union (“EU”) member countries and their trading partners, as well as the broader global economy, may be adversely affected by changes in the euro’s exchange rate, changes in EU or governmental regulations on trade, geopolitical and other events, including acts of terrorism, tensions, war or other open conflicts, and the threat of default or an actual default by an EU member country on its sovereign debt, which could negatively impact the Portfolio’s investments and cause it to lose money. Events in Europe may continue to impact the economies of every European country and their economic partners. The ongoing Russia-Ukraine conflict, the resulting responses by the United States and other countries, and the potential for wider conflict have had, and could continue to have, severe adverse effects on regional and global economies and could further increase volatility and uncertainty in the financial markets. In addition, uncertainties regarding the viability of the EU have impacted and may continue to impact regional and global markets. There are ongoing concerns regarding the economies of certain European countries and/or their sovereign debt following the United Kingdom’s withdrawal from the EU, commonly referred to as “Brexit”. Any further withdrawals from the EU could cause significant regional and global market disruption, which may negatively impact the Portfolio’s investments and cause it to lose money. Furthermore, the national politics of European countries have been unpredictable; unanticipated or sudden political or social developments may result in sudden and significant investment losses.
EQ Core Plus Bond Portfolio | U.S. Government Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	U.S. Government Securities — Although the Portfolio may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Portfolio itself and do not guarantee the market prices of the securities. Securities issued by the U.S. Treasury or other agencies and instrumentalities of the U.S. government may decline in value as a result of, among other things, changes in interest rates, political events in the United States, international developments, including strained relations with foreign countries, and changes in the credit rating of, or investor perceptions regarding the creditworthiness of, the U.S. government. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Securities not backed by the full faith and credit of the U.S. Treasury involve greater credit risk than investments in other types of U.S. government securities.
EQ Core Plus Bond Portfolio | Portfolio Management Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Portfolio Management Risk — The Portfolio is subject to the risk that strategies used by an investment manager and its securities selections fail to produce the intended results. An investment manager’s judgments or decisions about the quality, relative yield or value of, or market trends affecting, a particular security or issuer, industry, sector, region or market segment, or about the economy or interest rates, may be incorrect or otherwise may not produce the intended results, which may result in losses to the Portfolio. In addition, many processes used in Portfolio management, including security selection, rely, in whole or in part, on the use of various technologies. The Portfolio may suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, or the analyses employed or relied on, by an investment manager, or if such tools, resources, information or data are used incorrectly, fail to produce the desired results, or otherwise do not work as intended. There can be no assurance that the use of these technologies will result in effective investment decisions for the Portfolio. In addition, the Portfolio could experience losses if an investment manager’s judgments about the risks associated with the Portfolio’s investment program prove to be incorrect.
EQ Core Plus Bond Portfolio | Cash Management Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cash Management Risk — Upon entering into certain derivatives contracts, such as futures contracts, and to maintain open positions in certain derivatives contracts, the Portfolio may be required to post collateral for the contract, the amount of which may vary. In addition, the Portfolio may maintain cash and cash equivalent positions as part of the Portfolio’s strategy in order to take advantage of investment opportunities as they arise, to manage the Portfolio’s market exposure, and for other portfolio management purposes. As such, the Portfolio may maintain cash balances, which may be significant, with counterparties such as the Trust’s custodian or its affiliates. Maintaining larger cash and cash equivalent positions could negatively affect the Portfolio’s performance due to missed investment opportunities and may also subject the Portfolio to additional risks, such as increased credit risk with respect to the custodian bank holding the assets and the risk that a counterparty may be unable or unwilling, or perceived as unable or unwilling, to honor its obligations.
EQ Core Plus Bond Portfolio | Collateralized Loan Obligations Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Collateralized Loan Obligations Risk — Investments in collateralized loan obligations (“CLOs”) involve many of the same risks associated with investments in debt securities and asset-backed securities, including interest rate risk, credit risk, liquidity risk, prepayment and extension risk, and valuation risk. The risks of an investment in a CLO also depend largely on the quality and type of the collateral and the class or “tranche” of the CLO in which the Portfolio invests. Normally, CLOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CLOs may be characterized by the Portfolio as illiquid securities; however, an active dealer market, or other relevant measures of liquidity, may exist for CLOs allowing a CLO potentially to be deemed liquid under the Portfolio’s liquidity policies. Additionally, CLOs carry risks, including, but not limited to: (a) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (b) the risk that the collateral securities may decline in value or quality or be downgraded or go into default, particularly during periods of economic downturn; (c) the possibility that the Portfolio may invest in CLOs that are subordinate to other classes; (d) the risk that the manager of the CLOs may perform poorly; and (e) the risk that the complex structure of CLOs may produce disputes with the issuer or unexpected investment results. CLOs also can be difficult to value and may be highly leveraged (which could make them highly volatile), and the use of CLOs may result in losses to the Portfolio.
EQ Core Plus Bond Portfolio | Convertible Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Convertible Securities Risk — A convertible security is a form of hybrid security; that is, a security with both debt and equity characteristics. The value of a convertible security fluctuates in relation to changes in interest rates and the credit quality of the issuer and also fluctuates in relation to changes in the price of the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which may be less than the current market price of the security. If a convertible security held by the Portfolio is called for redemption, the Portfolio will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party. Convertible securities are subject to equity risk, interest rate risk, and credit risk and are often lower-quality securities. Lower quality may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock.
EQ Core Plus Bond Portfolio | Derivatives Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk — The Portfolio’s investments in derivatives may rise or fall in value more rapidly than other investments and may reduce the Portfolio’s returns and increase the volatility of the Portfolio’s net asset value. Investing in derivatives involves investment techniques and risk analyses different from, and risks in some respects greater than, those associated with investing in more traditional investments, such as stocks and bonds. Derivatives may be leveraged such that a small investment can have a significant impact on the Portfolio’s exposure to stock market values, interest rates, or other investments. As a result, a relatively small price movement in a derivatives contract may cause an immediate and substantial loss, and the Portfolio could lose more than the amount it invested. Some derivatives can have the potential for unlimited losses. In addition, it may be difficult or impossible for the Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, or to terminate or offset existing arrangements, which may result in a loss or may be costly to the Portfolio. Some derivatives are more sensitive to market price fluctuations and to interest rate changes than other investments. Derivatives may not behave as anticipated by the Portfolio, and derivatives strategies that are successful under certain market conditions may be less successful or unsuccessful under other market conditions. The Portfolio also may be exposed to losses if the counterparty in the transaction is unable or unwilling to fulfill its contractual obligation. In certain cases, the Portfolio may be hindered or delayed in exercising remedies against or closing out derivatives with a counterparty, resulting in additional losses. Derivatives also may be subject to the risk of mispricing or improper valuation, and valuation may be more difficult in times of market turmoil. Changes to the regulation of derivatives markets and mutual funds’ use of derivatives may impact the Portfolio’s ability to maintain its investments in derivatives, make derivatives more costly, limit their availability, adversely affect their value or performance, or otherwise disrupt markets.
EQ Core Plus Bond Portfolio | Dollar Roll and Sale-Buyback Transactions Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Dollar Roll and Sale-Buyback Transactions Risk — Dollar roll and sale-buyback transactions may increase the Portfolio’s volatility and may be viewed as a form of leverage. There is also a risk that the counterparty will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio.
EQ Core Plus Bond Portfolio | Futures Contract Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Futures Contract Risk — The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the futures contract; (b) liquidity risks, including the possible absence of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses (potentially unlimited) caused by unanticipated market movements; (d) an investment manager’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that a counterparty, clearing member or clearinghouse will default in the performance of its obligations; (f) if the Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so; and (g) transaction costs associated with investments in futures contracts may be significant, which could cause or increase losses or reduce gains. Futures contracts are also subject to the same risks as the underlying investments to which they provide exposure. In addition, futures contracts may subject the Portfolio to leveraging risk.
EQ Core Plus Bond Portfolio | Hedging Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Hedging Risk — If the Portfolio takes a hedging position (such as long or short positions) in a particular currency, security, or bond market, it will lose money if the currency, security, or bond market appreciates in value, or an expected credit event fails to occur. Any efforts at buying or selling currencies could result in significant losses for the Portfolio.
EQ Core Plus Bond Portfolio | Inflation-Indexed Bonds Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Inflation-Indexed Bonds Risk — Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to inflation. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, inflation-indexed bonds, including Treasury inflation-indexed securities, decline in value when real interest rates rise and rise in value when real interest rates decline. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations. Interest payments on inflation-indexed debt securities can be unpredictable and may vary as the principal and/or interest is adjusted for inflation. In periods of deflation, the Portfolio may have no income at all from such investments.
EQ Core Plus Bond Portfolio | Leveraging Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Leveraging Risk — When the Portfolio leverages its holdings, the value of an investment in the Portfolio will be more volatile and all other risks will tend to be compounded. Investments that create leverage can result in losses to the Portfolio that exceed the amount originally invested and may accelerate the rate of losses (some of which may be sudden or substantial). For certain investments that create leverage, relatively small market fluctuations can result in large changes in the value of such investments. There can be no assurance that the Portfolio’s use of any leverage will be successful.
EQ Core Plus Bond Portfolio | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk — From time to time, there may be little or no active trading market for a particular investment in which the Portfolio may invest or is invested. In such a market, the value of such an investment and the Portfolio’s share price may fall dramatically. Illiquid investments may be difficult or impossible to sell or purchase at an advantageous time or price or in sufficient amounts to achieve the Portfolio’s desired level of exposure. To meet redemption requests during periods of illiquidity, the Portfolio may be forced to dispose of investments at unfavorable times or prices and/or under unfavorable conditions, which may result in losses or may be costly to the Portfolio. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The Portfolio also may not receive its proceeds from the sale of certain investments for an extended period of time. Certain investments that were liquid when purchased may later become illiquid, sometimes abruptly, particularly in times of overall economic distress or adverse investor perception. An inability to sell a portfolio position can adversely affect the Portfolio’s value or prevent the Portfolio from being able to take advantage of other investment opportunities. During periods of market stress, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Portfolio’s ability to limit losses. In addition, a reduction in the ability or willingness of dealers and other institutional investors to make a market in certain securities may result in decreased liquidity in certain markets.
EQ Core Plus Bond Portfolio | Loan Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Loan Risk — A bank loan represents an interest in a loan or other direct indebtedness that entitles the acquirer of such interest to payments of interest, principal and/or other amounts due under the structure of the loan. Loan interests are subject to liquidity risk, prepayment risk, extension risk, the risk of subordination to other creditors, restrictions on resale, and the lack of a regular trading market and publicly available information. Loan interests may be difficult to value and may have extended trade settlement periods. As a result, the proceeds from the sale of a loan may not be available to make additional investments or to meet redemption obligations until potentially a substantial period after the sale of the loan. The extended trade settlement periods could force the Portfolio to liquidate other securities to meet redemptions and may present a risk that the Portfolio may incur losses in order to timely honor redemptions. There is a risk that the value of any collateral securing a loan in which the Portfolio has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In the event the borrower defaults, the Portfolio’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. Loans may not be considered “securities,” and purchasers, such as the Portfolio, therefore may not have the benefit of the anti-fraud protections of the federal securities laws. To the extent that the Portfolio invests in loan participations and assignments, it is subject to the risk that the financial institution acting as agent for all interests in a loan might fail financially. It is also possible that the Portfolio could be held liable, or may be called upon to fulfill other obligations, as a co-lender.
EQ Core Plus Bond Portfolio | Multiple Sub-Adviser Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Multiple Sub-Adviser Risk — To a significant extent, the Portfolio’s performance will depend on the success of the Adviser in allocating the Portfolio’s assets to Sub-Advisers and its selection and oversight of the Sub-Advisers. The Sub-Advisers’ investment strategies may not work together as planned, which could adversely affect the Portfolio’s performance. The Sub-Advisers’ investment convictions may result in the Portfolio investing more significantly in a single issuer, making the Portfolio more susceptible to events affecting that issuer. Because each Sub-Adviser directs the trading for its own portion of the Portfolio and does not aggregate its transactions with those of the other Sub-Adviser(s), the Portfolio may incur higher brokerage costs than would be the case if a single Sub-Adviser were managing the entire Portfolio. In addition, while the Adviser seeks to allocate the Portfolio’s assets among the Portfolio’s Sub-Advisers in a manner that it believes is consistent with achieving the Portfolio’s investment objective(s), the Adviser is subject to conflicts of interest in allocating the Portfolio’s assets among Sub-Advisers, including affiliated Sub-Advisers, because the Adviser pays different fees to the Sub-Advisers and due to other factors that could impact the Adviser’s or its affiliates’ revenues and profits.
EQ Core Plus Bond Portfolio | Portfolio Turnover Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Portfolio Turnover Risk — High portfolio turnover (generally, turnover in excess of 100% in any given fiscal year) may result in increased transaction costs to the Portfolio, which may result in higher fund expenses and lower total return.
EQ Core Plus Bond Portfolio | Preferred Stock Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Preferred Stock Risk — Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities; however, unlike common stock, participation in the growth of an issuer may be limited. Preferred stock also is subject to many of the risks associated with debt securities, including credit and interest rate risk. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer’s board of directors. Preferred shareholders may suffer a loss of value if dividends are not paid. In addition, in the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s debt securities take precedence over the claims of owners of the issuer’s preferred and common stock. For these reasons, preferred stocks are subject to greater credit, interest rate, and liquidation risk than debt securities, and the market prices of preferred stocks are generally more sensitive to actual or perceived changes in the issuer’s financial condition or prospects than are the prices of debt securities.
EQ Core Plus Bond Portfolio | Prepayment Risk and Extension Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Prepayment Risk and Extension Risk — Prepayment risk is the risk that the issuer of a security held by the Portfolio may pay off principal more quickly than originally anticipated. This may occur when interest rates fall. The Portfolio may have to reinvest the proceeds in an investment offering a lower yield, may not benefit from any increase in value that might otherwise result from declining interest rates and may lose any premium it paid to acquire the security. Extension risk is the risk that the issuer of a security held by the Portfolio may pay off principal more slowly than originally anticipated. This may occur when interest rates rise. The Portfolio may be prevented from reinvesting the proceeds it would have received at a given time in an investment offering a higher yield.
EQ Core Plus Bond Portfolio | Privately Placed and Other Restricted Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Privately Placed and Other Restricted Securities Risk — Restricted securities, which include privately placed securities, are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Difficulty in selling securities may result in a loss or be costly to the Portfolio. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent restricted securities held by the Portfolio qualify under Rule 144A and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without registering them. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Portfolio’s illiquidity. The Adviser or Sub-Adviser may determine that certain securities qualified for trading under Rule 144A are liquid. Where registration of a security is required, the Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time the Portfolio desires to sell (and therefore decides to seek registration of) the security, and the time the Portfolio may be permitted to sell the security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it desired to sell. The risk that securities may not be sold for the price at which the Portfolio is carrying them is greater with respect to restricted securities than it is with respect to registered securities. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, also may make it difficult to determine a fair value for certain securities for purposes of computing the Portfolio’s net asset value.
EQ Core Plus Bond Portfolio | Redemption Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Redemption Risk — The Portfolio may experience periods of heavy redemptions that could cause the Portfolio to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Portfolio’s performance. Market developments and other factors, including a general rise in interest rates, have the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. The market-making capacity of dealers has been reduced in recent years, in part as a result of structural changes, such as fewer proprietary trading desks at broker-dealers and increased regulatory capital requirements. Increased redemptions from mutual funds that hold large amounts of fixed income securities, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets.
EQ Core Plus Bond Portfolio | Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Sector Risk — From time to time, based on market or economic conditions, the Portfolio may have significant positions in one or more sectors of the market. To the extent the Portfolio invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political, regulatory or other events.
EQ Core Plus Bond Portfolio | Variable and Floating Rate Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Variable and Floating Rate Securities Risk — The market prices of securities with variable and floating interest rates are generally less sensitive to interest rate changes than are the market prices of securities with fixed interest rates. Variable and floating rate securities may decline in value if market interest rates or interest rates paid by such securities do not move as expected. Conversely, variable and floating rate securities will not generally rise in value if market interest rates decline. Certain types of floating rate securities may be subject to greater liquidity risk than other debt securities.
EQ Core Plus Bond Portfolio | When-Issued and Delayed Delivery Securities and Forward Commitments Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Portfolio commits to purchase will decline in value prior to its delivery. This risk is in addition to the risk that the Portfolio’s other assets will decline in value. Therefore, these transactions can have a leverage-like effect on the Portfolio and increase the Portfolio’s overall investment exposure. There also is the risk that the security will not be issued or that the other party to the transaction will fail to complete the sale or purchase of the security. If this occurs, the Portfolio may lose the opportunity to purchase or sell the security at the agreed upon price and may forgo any gain in the security’s price.
EQ Core Plus Bond Portfolio | Zero Coupon and Pay-in-Kind Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Zero Coupon and Pay-in-Kind Securities Risk — Zero coupon and pay-in-kind securities are debt securities that do not make periodic cash interest payments. Zero coupon securities are issued at a significant discount from their face value. Zero coupon and pay-in-kind securities tend to be subject to greater fluctuations in market value in response to changing interest rates than securities of comparable maturities that pay interest periodically and in cash.
EQ Core Plus Bond Portfolio | Class IA
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.04%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.93%
1 Year	rr_ExpenseExampleYear01	$ 95
3 Years	rr_ExpenseExampleYear03	320
5 Years	rr_ExpenseExampleYear05	563
10 Years	rr_ExpenseExampleYear10	$ 1,261
OneYear	rr_AverageAnnualReturnYear01	(0.73%)
FiveYears	rr_AverageAnnualReturnYear05	0.40%
TenYears	rr_AverageAnnualReturnYear10	1.28%
EQ Core Plus Bond Portfolio | Class IB
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.04%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.93%
1 Year	rr_ExpenseExampleYear01	$ 95
3 Years	rr_ExpenseExampleYear03	320
5 Years	rr_ExpenseExampleYear05	563
10 Years	rr_ExpenseExampleYear10	$ 1,261
2015	rr_AnnualReturn2015	(0.49%)
2016	rr_AnnualReturn2016	2.89%
2017	rr_AnnualReturn2017	2.18%
2018	rr_AnnualReturn2018	(0.63%)
2019	rr_AnnualReturn2019	7.10%
2020	rr_AnnualReturn2020	14.64%
2021	rr_AnnualReturn2021	(1.53%)
2022	rr_AnnualReturn2022	(12.89%)
2023	rr_AnnualReturn2023	4.51%
2024	rr_AnnualReturn2024	(0.72%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter (% and time period)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter (% and time period)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.72%)
OneYear	rr_AverageAnnualReturnYear01	(0.72%)
FiveYears	rr_AverageAnnualReturnYear05	0.40%
TenYears	rr_AverageAnnualReturnYear10	1.28%
EQ Core Plus Bond Portfolio | Class K
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.79%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.68%
1 Year	rr_ExpenseExampleYear01	$ 69
3 Years	rr_ExpenseExampleYear03	241
5 Years	rr_ExpenseExampleYear05	428
10 Years	rr_ExpenseExampleYear10	$ 968
OneYear	rr_AverageAnnualReturnYear01	(0.47%)
FiveYears	rr_AverageAnnualReturnYear05	0.69%
TenYears	rr_AverageAnnualReturnYear10	1.55%
EQ Core Plus Bond Portfolio | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	1.25%
FiveYears	rr_AverageAnnualReturnYear05	(0.33%)
TenYears	rr_AverageAnnualReturnYear10	1.35%

[1]	Pursuant to a contract, Equitable Investment Management Group, LLC (the “Adviser”) has agreed to waive its and its affiliates’ management, administrative and other fees and, if necessary, make payments to the Portfolio to limit the expenses of the Portfolio through April 30, 2026 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 0.93% for Class IA and Class IB shares and 0.68% for Class K shares of the Portfolio. The Expense Limitation Arrangement may be terminated by the Adviser at any time after April 30, 2026. The Adviser may be reimbursed the amount of any such waivers or payments (including any such waivers or payments with respect to the predecessor portfolio prior to the shell reorganization) in the future provided that the waivers or payments are reimbursed within three years of the waivers or payments being recorded and the Portfolio’s expense ratio, after the reimbursement is taken into account, does not exceed the Portfolio’s expense cap at the time of the waiver or the Portfolio’s expense cap at the time of the reimbursement, whichever is lower.